JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
December 23, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of
the JPMorgan SmartRetirement Blend 2015 Fund
(formerly, JPMorgan SmartSpending 2015 Fund (the “Fund”)
File No. 333-208312
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 123 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 124 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act for the purpose of renaming the Fund and modifying the Fund’s investment strategy.
Please contact the undersigned at 212-648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary